Consolidated Statements of Profit or Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 7,577.5	$ 6,394.7	$ 5,268.5
Cost of sales and services	(6,248.8)	(5,241.6)	(4,358.9)
Gross profit	1,328.7	1,153.1	909.6
OPERATING INCOME (EXPENSE)
Administrative expenses	(213.6)	(198.9)	(204.9)
Selling expenses	(338.5)	(309.7)	(314.7)
Expected credit (losses) reversal	(3.9)	(21.1)	10.2
Research expenses	(74.4)	(55.0)	(90.3)
Other income	101.2	266.1	170.7
Other expenses	(185.0)	(162.7)	(176.3)
Share of profit (loss) of investments accounted for under the equity method	(6.9)	(4.3)	10.2
Operating income before financial income	607.6	667.5	314.5
Financial income	316.1	311.1	128.6
Financial expenses	(615.0)	(415.6)	(321.9)
Foreign exchange losses, net	(41.1)	(6.0)	(0.5)
Profit before taxes on income	267.6	557.0	120.7
Income tax	91.4	(202.4)	43.6
Net profit for the year	359.0	354.6	164.3
Attributable to:
Controlling interests	351.9	352.5	164.0
Non-controlling interests	$ 7.1	$ 2.1	$ 0.3
Earnings per share – basic (in dollars per share)	$ 0.48	$ 0.48	$ 0.22
Earnings per share – diluted (in dollars per share)	$ 0.48	$ 0.48	$ 0.22